UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 05346)

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2008

Date of reporting period: January 1, 2008 — June 30, 2008

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

Putnam VT Money Market Fund

SEMIANNUAL REPORT

June 30, 2008

Putnam VT Money Market Fund

Putnam Investments is pleased to provide this semiannual report for shareholders of Putnam Variable Trust, a variable annuity offering you access to 28 funds and a wide range of investment choices. Putnam Variable Trust funds are the underlying investments for the variable insurance product subaccounts.

We are also pleased to announce that Robert L. Reynolds, a leader and visionary in the mutual fund industry, has joined the Putnam leadership team as President and Chief Executive Officer of Putnam Investments, effective July 1, 2008. Charles E. Haldeman, Jr., former President and CEO, will take on the role of Chairman of Putnam Investment Management, LLC, the firm’s fund management company.

Mr. Reynolds brings to Putnam substantial industry experience and an outstanding record of success. He was Vice Chairman and Chief Operating Officer at Fidelity Investments from 2000 to 2007, and President of Fidelity’s Institutional Retirement Group from 1996 to 2000. Mr. Reynolds’ appointment is another example of Putnam’s ongoing efforts to exceed our shareholders’ expectations.

INVESTMENT OBJECTIVE
As high a rate of current income as management believes is consistent with preservation of capital and maintenance of liquidity

PORTFOLIO
High-quality short-term fixed-income securities

NET ASSET VALUE	June 30, 2008
Class IA	$1.00
Class IB	$1.00

PERFORMANCE SUMMARY

Total return at net asset value	Class	Class
(as of 6/30/08)	IA Shares*	IB Shares**

6 months	1.58%	1.45%
1 year	4.14	3.88
5 years	16.20	14.76
Annualized	3.05	2.79
10 years	40.43	37.24
Annualized	3.45	3.22
Life	144.71	140.13
Annualized	4.48	4.39

During portions of the periods shown, the fund limited expenses, without which returns would have been lower.

*Commencement of operations February 1, 1988

**Commencement of operations April 30, 1998. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/08 and may not reflect trades entered into on that date.

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MANAGEMENT TEAM’S REPORT AND OUTLOOK

Financial markets were volatile during the first half of 2008, stirred by investor concerns about the credit markets, at-risk financial institutions, inflation, and recession. Walking a tightrope between growth and price stability, the Fed lowered the federal funds rate four times and made innovative moves to bolster market liquidity. These actions helped restore a degree of stability during April and May, but inflationary pressures led the Fed to hold its benchmark rate steady in June. Amid the uncertainty, fund management maintained its conservative, high-quality focus and avoided the distressed sectors of the money market. For the six months ended June 30, 2008, Putnam VT Money Market Fund’s class IA shares returned 1.58% at net asset value.

Because of the market volatility, the team kept the portfolio’s weighted average days to maturity (WAM) shorter during the first three months of the reporting period than otherwise would have been the case. Furthermore, with inflation a concern, the team believed that the Fed would shift away from a pro-growth, lower-interest-rate stance. In April, the team began to extend the WAM to a more neutral level by investing in fixed-rate paper with maturities of six to nine months to lock in attractive yields at the time, which were higher than what was being offered on floating-rate securities. By June, with the forward-looking London Inter-Bank Offer Rate (LIBOR) curve suggesting rates would trend up in response to inflationary pressures, the team purchased floating-rate notes, which positioned the fund to capture higher yields because these securities are tied to market indexes that reset on a periodic basis.

The team continues to invest in short-term debt issued by large global banks, such as Bank of America and France’s Credit Agricole S.A., which both have diverse revenue sources to help them weather economic downturns. The team also found some attractive opportunities in the insurance sector — increasing investments in Metropolitan Life, the largest life and health insurance provider in the United States, as well as the asset-backed commercial paper (ABCP) market. The ABCP issuers that fund management considers appropriate must meet three criteria. They must be backed by high-quality financial assets, such as trade receivables or commercial loans. Second, they must maintain ample third-party structural support, including credit enhancement and liquidity backing. Lastly, they need to have strong management and sponsorship. Starbird Funding, sponsored by BNP Paribas, exemplifies this strategy.

As the reporting period came to a close, the markets became quite agitated in response to renewed concerns about the financials sector and soaring prices. With rates spiking because of the uncertainty, the team began purchasing three-month commercial paper due to mature this fall, when the team believes the Fed is likely to consider raising interest rates in response to inflationary pressures. The team intends to keep the portfolio responsive as is prudent to insulate it from volatility while maximizing income opportunities.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this fund.

MANAGEMENT TEAM

The fund is managed by the Putnam Fixed-Income Money Market Team. Joanne Driscoll is the Portfolio Leader. Jonathan Topper is the Portfolio Member. During the reporting period ended June 30, 2008, there were no changes to the management team. Listed below are the Putnam Funds managed by these team members, who may also manage other retail mutual fund counterparts to the Putnam VT Funds or other accounts advised by Putnam Management or an affiliate.

Name	Portfolio Leader	Portfolio Member

Joanne Driscoll	VT Money Market Fund	None
Prime Money Market Fund
Tax Exempt Money Market Fund

Jonathan Topper	None	VT Money Market Fund
Prime Money Market Fund
Tax Exempt Money Market Fund

Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Understanding your VT fund’s expenses

As an investor in a variable annuity product that in turn invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information in this section, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. In addition, charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your VT fund’s expenses

The first two columns in the table in this section, containing expense and value information, show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2008, to June 30, 2008. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this part of the table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own (using the first two class IA and class IB columns only).

Compare your fund’s expenses with those of other funds

You can also use this table to compare your fund’s expenses with those of other funds. The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other VT funds and mutual funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended June 30, 2008. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. During portions of the period, the fund limited expenses; had it not done so, expenses would have been higher.

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 6/30/08		ENDED 6/30/08

	Class IA	Class IB	Class IA	Class IB

VT Money Market Fund
Expenses paid per $1,000	$2.31	$3.56	$2.31	$3.57
Ending value (after expenses)	$1,015.80	$1,014.50	$1,022.58	$1,021.33
Annualized expense ratio	0.46%	0.71%	0.46%	0.71%
Lipper peer group avg. expense ratio*	0.49%	0.74%	0.49%	0.74%

* Putnam keeps fund expenses below the Lipper peer group average expense ratio by limiting our fund expenses if they exceed the Lipper average. The Lipper average is a simple average of expenses of the mutual funds serving as investment vehicles for variable insurance products in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage service arrangements that may reduce subaccount expenses. To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect the 12b-1 fees carried by class IB shares. Investors should note that the other funds in the peer group may be significantly smaller or larger than the fund, and that an asset-weighted average would likely be lower than the simple average. Also, the fund and Lipper report expense data at different times; the fund's expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal-year end data available for the peer group funds as of 6/30/08.

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Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of the funds in Putnam Variable Trust and, as required by law, determines annually whether to approve the continuance of each fund’s management contract with Putnam Investment Management (“Putnam Management”) and, in respect of certain funds in Putnam Variable Trust, the sub-management contract between Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), and Putnam Management. In May 2008, the Board of Trustees also approved a new sub-management contract, in respect of certain funds in Putnam Variable Trust, between PIL and Putnam Management, and a new sub-advisory contract, in respect of certain funds in Putnam Variable Trust, among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2008, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of the funds’ management contract, and in respect of certain funds in Putnam Variable Trust, the sub-management and sub-advisory contracts, effective July 1, 2008. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style,

5

changes in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees also noted that shareholders of the funds in Putnam Variable Trust voted in 2007 to approve new management contracts containing an identical fee structure. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., the fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2007 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

	Actual Management	Total Expenses
	Fee (percentile)	(percentile)

Putnam VT Money Market Fund	38th	45th

(Because a fund’s custom peer group is smaller than its broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2008, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation will not apply to your fund.

In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

• Economies of scale. The funds in Putnam Variable Trust currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds.

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Conversely, if a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds in Putnam Variable Trust represented an appropriate sharing of economies of scale at current asset levels.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under Putnam Variable Trust’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

While the Trustees noted the satisfactory investment performance of certain Putnam funds, they considered the disappointing investment performance of many funds in recent periods, particularly over periods in 2007 and 2008. They discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including recent efforts to further centralize Putnam Management’s equity research function. In this regard, the Trustees took into consideration efforts by Putnam Management to improve its ability to assess and mitigate investment risk in individual funds, across asset classes, and across the complex as a whole. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered the Lipper peer group percentile rankings for the fund’s class IA share cumulative total return performance results at net asset value for the one-year, three-year and five-year periods ended December 31, 2007. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. In addition, results do not reflect charges and expenses at the insurance company separate account level.) Where applicable, the table also shows the number of funds in the peer group for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds. Past performance is no guarantee of future returns.

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	One-year	Three-year	Five-year
	period	period	period
	percentile	percentile	percentile
	(# of funds	(# of funds	(# of funds
IA Share as of 12/31/07	in category)	in category)	in category)

Putnam VT Money Market Fund	13th (107)	23rd (103)	24th (94)
Lipper VP (Underlying Funds) — Money Market Funds

See page 9 for more recent Lipper performance ranking information for the fund. Past performance is no guarantee of future results.

* * *

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with Putnam Variable Trust. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of Putnam Variable Trust’s management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of which provides benefits to affiliates of Putnam Management. In the case of the investor servicing agreement, the Trustees considered that certain shareholder servicing functions were shifted to a third-party service provider by PFTC in 2007.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam

8

Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by the funds in Putnam Variable Trust are reasonable.

More recent peer group rankings

More recent Lipper percentile rankings are shown for the fund in the following table. Note that this information was not available to the Trustees when they approved the continuance of the funds’ management contract. The table shows the Lipper peer group percentile rankings of the fund’s class IA share total return performance at net asset value. These rankings were determined on an annualized basis and are for the one-year, five-year, and ten-year periods ended on the most recent calendar quarter (June 30, 2008). Where applicable, the table also shows the fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds.

	One-year	Five-year	Ten-year
IA Share as of 6/30/08	period rank	period rank	period rank

Putnam VT Money Market Fund	12% (12/108)	17% (17/99)	23% (16/70)
Lipper VP (Underlying Funds) — Money Market Funds

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, are available in the Individual Investors section of www.putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

9

Putnam VT Money Market Fund

The fund’s portfolio
6/30/08 (Unaudited)

CORPORATE BONDS AND NOTES (33.0%)*

	Yield	Maturity	Principal
	(%)	date	amount	Value

Allstate Life Global Funding II
sr. notes FRN, Ser. MTN (M)	3.058	3/20/13	$5,000,000	$5,000,000
American Honda Finance
Corp. 144A FRN,
Ser. MTN1	2.840	4/14/09	3,000,000	3,000,000
Australia & New Zealand
Banking Group, Ltd. 144A
FRN (Australia) (M)	2.892	3/1/13	3,000,000	3,000,000
Banco Espanol de Credito
S.A. 144A sr. unsub. unsec.
notes FRN (Spain)	2.734	8/11/08	1,000,000	1,000,000
Bank of America N.A. FRN,
Ser. BKNT	2.716	8/11/08	2,300,000	2,300,000
Bank of America N.A. sr.
unsec. notes FRN,
Ser. BKNT (M)	3.208	4/3/14	4,000,000	4,000,000
Bank of Ireland sr. unsec.
notes FRN, Ser. MTN
(Ireland)	2.819	12/19/08	3,250,000	3,246,071
Bank of Ireland unsec.
notes FRN, Ser. XMTN
(Ireland)	2.492	9/19/08	2,000,000	2,000,000
Bank of New York Co.,
Inc. (The) 144A sr. unsec.
notes FRN, Ser. XMTN	2.459	11/7/08	2,000,000	2,000,000
Bank of Nova Scotia 144A
FRN, Ser. MTN
(Canada) (M)	2.771	4/9/13	2,500,000	2,500,000
Bank of Scotland PLC
144A FRN, Ser. MTN*
(United Kingdom)	2.448	10/8/08	3,000,000	3,000,000
BNP Paribas 144A FRN
(France)	2.719	8/19/08	1,000,000	1,000,000
BP Capital Markets PLC
company guaranty unsec.
notes FRN
(United Kingdom) (M)	2.791	12/10/12	3,000,000	3,000,000
Caisse Nationale des Caisses
d’Epargne et de Prevoyance
144A FRB (France)	2.706	9/9/08	3,000,000	3,000,000
Citigroup Funding, Inc.
company guaranty
FRN, Ser. D	2.685	8/13/08	4,000,000	4,000,000
Commonwealth Bank of
Australia 144A
sr. unsub. unsec. notes FRN
(Australia) (M)	2.884	1/3/13	1,000,000	1,000,000
Credit Agricole S.A.
144A FRN
(United Kingdom)	2.910	8/22/08	4,000,000	4,000,000
Credit Agricole S.A.
144A FRN
(United Kingdom)	2.791	7/21/08	4,000,000	4,000,000
Danske Bank A/S 144A FRN
(Denmark)	2.472	9/19/08	1,000,000	1,000,000

CORPORATE BONDS AND NOTES (33.0%)* continued

	Yield	Maturity	Principal
	(%)	date	amount	Value

DnB NOR Bank ASA
144A FRN (Norway)	2.493	9/24/08	$4,000,000	$4,000,000
General Electric Capital
Corp. sr. unsec.
notes FRN, Ser. A	2.876	6/15/09	4,400,000	4,402,165
HSBC USA, Inc. sr. unsec.
notes FRN, Ser.*	2.481	10/15/08	5,000,000	5,000,000
IBM International Group
Capital, LLC 144A company
guaranty sr. notes FRN
(International Business
Machines Corp. (Letter of
credit (LOC))) (M)	2.869	6/26/14	2,970,000	2,970,000
ING Bank NV 144A FRN,
Ser. MTN (Netherlands)	3.138	6/15/09	2,000,000	2,000,000
ING Bank NV 144A FRN
(Netherlands) (M)	3.059	3/26/14	3,000,000	3,000,000
ING USA Global Funding
Trust FRN, Ser. MTN (M)	3.143	6/19/13	2,830,000	2,830,000
Lehman Brothers Holdings,
Inc. FRN, Ser. MTNA	2.808	8/27/08	2,000,000	2,000,000
Lloyds TSB Group PLC
144A FRN, Ser. EXT
(United Kingdom)	2.632	9/5/08	3,000,000	3,000,000
Merrill Lynch & Co., Inc.
sr. unsec. notes FRN	2.641	8/15/08	3,000,000	3,000,000
Merrill Lynch & Co., Inc.
sr. unsec. notes FRN, Ser. C	2.611	8/14/08	1,500,000	1,500,000
Merrill Lynch & Co., Inc.
sr. unsec. notes FRN,
Ser. MTN	2.621	8/22/08	5,000,000	5,000,000
Metropolitan Life Global
Funding I 144A
sr. notes FRN	3.085	4/13/09	3,000,000	3,000,000
Metropolitan Life Global
Funding I 144A
sr. unsub. notes FRN (M)	2.960	1/9/13	4,000,000	4,000,000
Monumental Global
Funding III 144A FRN	2.851	1/15/09	2,000,000	2,000,000
National Australia Bank, Ltd.
144A FRN (Australia) (M)	2.882	2/6/14	2,000,000	2,000,000
Nordea Bank AB 144A
dep. notes FRN (Sweden)	2.468	10/10/08	2,000,000	2,000,000
Pacific Life Global Funding
144A sr. unsec. notes
FRN (M)	2.984	2/9/13	2,000,000	2,000,000
Pricoa Global Funding I
144A FRN (M)	2.955	2/13/13	3,000,000	3,000,000
Royal Bank of Canada 144A
sr. unsec. notes FRN
(Canada) (M)	2.871	5/15/14	3,600,000	3,600,000
Royal Bank of Canada FRN
(Canada)	2.509	10/9/08	800,000	800,166
Svenska Handelsbanken AB
144A FRN (Sweden)	2.938	8/6/09	2,000,000	2,000,000

10

Putnam VT Money Market Fund

CORPORATE BONDS AND NOTES (33.0%)* continued

	Yield	Maturity	Principal
	(%)	date	amount	Value

Svenska Handelsbanken AB
144A sr. unsec. notes FRN
(Sweden) (M)	3.200	5/23/14	$3,600,000	$3,600,000
Svenska Handelsbanken AB
FRN, Ser. MTN (Sweden)	2.471	9/19/08	2,000,000	1,999,166
Totta Ireland PLC 144A
bank guaranty FRB
(Portugal)	2.458	9/5/08	3,500,000	3,500,000
Toyota Motor Credit Corp.
FRN, Ser. MTN	2.493	6/19/09	2,220,000	2,220,000
Toyota Motor Credit Corp.
sr. unsec. notes FRN, Ser. B	2.430	6/26/09	2,000,000	2,000,000
Toyota Motor Credit Corp.
sr. unsec. notes FRN, Ser. B	2.210	3/18/09	4,000,000	4,000,000
UniCredito Italiano 144A
bank guaranty FRN
(Ireland)	2.706	8/8/08	2,000,000	2,000,000
Wachovia Bank NA sr. unsec.
notes FRN, Ser. BKNT	3.100	8/4/09	4,000,000	4,000,000
Wells Fargo & Co. sr. unsec.
notes FRN, Ser. MTN	2.508	10/2/08	2,800,000	2,800,160
Wells Fargo Bank NA FRN,
Ser. BKNT	2.633	5/28/09	2,830,000	2,830,000
Westpac Banking Corp.
144A FRN (Australia)	2.471	9/15/08	2,000,000	2,000,000
Westpac Banking Corp./NY
144A FRN	2.440	9/5/08	4,000,000	4,000,000

Total corporate bonds and notes (cost $150,097,728)				$150,097,728

ASSET-BACKED COMMERCIAL PAPER (24.2%)*

	Yield	Maturity	Principal
	(%)	date	amount	Value

Atlantis One Funding Corp.	2.840	9/12/08	$3,400,000	$3,380,558
Atlantis One Funding Corp.	2.820	9/11/08	2,400,000	2,386,560
Atlantis One Funding Corp.	2.710	8/1/08	2,000,000	1,995,350
Atlantis One Funding Corp.	2.556	7/3/08	2,273,000	2,272,678
Bryant Park Funding, LLC	2.830	9/15/08	3,000,000	2,982,203
Bryant Park Funding, LLC	2.618	8/29/08	6,749,000	6,720,242
Citibank Credit Card Issuance
Trust Dakota Notes	2.901	9/16/08	3,200,000	3,180,288
Citibank Credit Card Issuance
Trust Dakota Notes	2.734	8/15/08	2,000,000	1,993,200
Enterprise Funding Co., LLC	2.648	8/14/08	1,500,000	1,495,178
Gemini Securitization
Corp., LLC	2.901	9/23/08	1,500,000	1,489,920
Gemini Securitization
Corp., LLC	2.662	8/1/08	4,100,000	4,090,644
Gemini Securitization
Corp., LLC	2.621	7/9/08	4,000,000	3,997,680
Gotham Funding Corp.	2.905	7/21/08	5,000,000	4,991,944
Gotham Funding Corp.	2.755	7/11/08	4,000,000	3,996,944
LMA Americas, LLC	2.979	8/7/08	3,400,000	3,389,622
LMA Americas, LLC	2.906	7/17/08	4,000,000	3,994,844

ASSET-BACKED COMMERCIAL PAPER (24.2%)* continued

	Yield	Maturity	Principal
	(%)	date	amount	Value

Old Line Funding Corp.	2.572	7/25/08	$2,518,000	$2,513,703
Sheffield Receivables	2.693	7/10/08	5,100,000	5,096,583
Starbird Funding Corp.	3.175	7/7/08	2,400,000	2,398,740
Starbird Funding Corp.	3.166	7/23/08	3,100,000	3,094,051
Starbird Funding Corp.	3.097	7/28/08	3,000,000	2,993,093
Starbird Funding Corp.	3.024	9/29/08	2,400,000	2,382,000
Starbird Funding Corp.	3.023	9/10/08	2,000,000	1,988,167
Starbird Funding Corp.	2.860	8/29/08	1,000,000	995,346
Starbird Funding Corp.	2.711	7/31/08	1,500,000	1,496,625
Three Pillars Funding Corp.	2.806	7/21/08	2,000,000	1,996,889
Three Pillars Funding Corp.	2.806	7/18/08	3,000,000	2,996,033
Three Pillars Funding Corp.	2.637	8/20/08	3,598,000	3,584,379
Thunder Bay Funding, Inc.	2.633	7/21/08	3,122,000	3,117,456
Tulip Funding Corp.	2.606	7/7/08	2,000,000	1,999,133
Variable Funding Capital
Co., LLC	2.870	7/14/08	4,200,000	4,195,678
Victory Receivables Corp.	2.761	8/19/08	3,000,000	2,988,771
Victory Receivables Corp.	2.709	9/4/08	1,500,000	1,492,715
Victory Receivables Corp.	2.697	8/28/08	1,800,000	1,792,228
Working Capital
Management Co.	2.952	7/1/08	3,000,000	3,000,000
Working Capital
Management Co.	2.806	7/15/08	7,536,000	7,527,878

Total asset-backed commercial paper (cost $110,007,323)				$110,007,323

COMMERCIAL PAPER (21.1%)*

	Yield	Maturity	Principal
	(%)	date	amount	Value

Beagle Funding, LLC	3.026	11/13/08	$3,000,000	$2,966,475
Beagle Funding, LLC	2.985	11/28/08	1,500,000	1,481,625
Beagle Funding, LLC	2.823	8/28/08	5,000,000	4,977,444
Beagle Funding, LLC	2.771	8/21/08	2,000,000	1,992,208
BNP Paribas Finance, Inc.	2.697	7/31/08	1,600,000	1,596,413
Caisse Nationale des
Caisses d’Epargne et
de Prevoyance (France)	2.865	8/20/08	2,200,000	2,191,292
CBA (Delaware) Finance	2.769	7/3/08	3,000,000	2,999,542
Citigroup Funding, Inc.	2.972	9/25/08	3,000,000	2,978,858
Citigroup Funding, Inc.	2.822	8/15/08	3,000,000	2,989,500
Citigroup Funding, Inc.	2.800	8/21/08	2,910,000	2,898,539
Danske Corp.	2.507	7/15/08	1,000,000	999,028
Danske Corp. 144A FRN	2.756	12/15/08	3,000,000	3,000,000
Dexia Delaware, LLC	2.667	8/12/08	3,000,000	2,990,725
DnB NOR Bank ASA
(Norway)	3.021	12/29/08	3,500,000	3,447,912
DnB NOR Bank ASA
(Norway)	3.001	10/27/08	2,000,000	1,980,628
Greenwich Capital Holdings	3.072	12/22/08	3,600,000	3,547,626
Greenwich Capital Holdings	3.066	10/17/08	2,000,000	1,981,880
ICICI Bank, Ltd. (Fortis
Funding, LLC (LOC)) (India)	3.108	9/30/08	8,000,000	7,940,648

11

Putnam VT Money Market Fund

COMMERCIAL PAPER (21.1%)* continued

	Yield	Maturity	Principal
	(%)	date	amount	Value

ICICI Bank, Ltd. (Fortis
Funding, LLC (LOC)) (India)	3.097	8/4/08	$5,500,000	$5,484,157
ING (US) Funding, LLC	2.726	7/31/08	1,250,000	1,247,188
International Lease Finance
Corp.	3.053	7/8/08	3,000,000	2,998,221
NATC California, LLC
(Chase Manhattan Bank
USA, NA (LOC))	2.768	7/11/08	2,000,000	1,998,472
Royal Bank of Scotland
Group PLC
(United Kingdom)	2.913	10/20/08	3,000,000	2,973,453
Societe Generale	3.097	10/20/08	1,590,000	1,575,047
Societe Generale	3.050	8/4/08	3,000,000	2,991,429
Swedbank AB (Sweden)	3.201	7/30/08	2,000,000	1,994,925
Swedbank AB (Sweden)	2.871	7/16/08	3,000,000	2,996,438
Swedbank Hypotek AB
(Sweden)	2.713	7/10/08	4,000,000	3,997,300
UniCredito Italiano Bank
Ireland PLC (Ireland)	3.123	9/16/08	3,300,000	3,278,119
UniCredito Italiano Bank
Ireland PLC (Ireland)	3.013	8/7/08	3,000,000	2,990,781
UniCredito Italiano Bank
Ireland PLC (Ireland)	2.720	7/2/08	2,200,000	2,199,835
Westpac Banking Corp.	2.798	10/8/08	3,000,000	2,977,230
Westpac Securities NZ,
Ltd. 144A FRN
(United Kingdom)	3.366	1/28/09	3,500,000	3,493,938

Total commercial paper (cost $96,156,876)				$96,156,876

CERTIFICATES OF DEPOSIT (14.6%)*

	Yield	Maturity	Principal
	(%)	date	amount	Value

Abbey National Treasury
Services PLC FRN,
Ser. YCD	2.717	2/13/09	$3,000,000	$3,000,000
ABN Amro Bank N.V. Ser.
ECD (Netherlands)	2.840	9/5/08	3,400,000	3,400,835
Banco Santander SA (Spain)	3.060	10/22/08	2,100,000	2,100,065
Barclays Bank PLC/NY FRN,
Ser. YCD1	2.982	3/17/09	2,000,000	2,000,000
Barclays Bank PLC/NY FRN,
Ser. YCD1	2.881	2/23/09	2,000,000	2,000,000
Barclays Bank PLC/NY FRN,
Ser. YCD1	2.771	2/17/09	2,500,000	2,500,000
Barclays Bank PLC/NY
Ser. YCD	3.000	12/2/08	2,000,000	2,000,042
Calyon New York Ser. YCD	2.800	11/17/08	3,000,000	3,000,000
Canadian Imperial Bank of
Commerce/New
York FRN, Ser. YCD1	2.491	9/22/08	4,000,000	4,000,000
Deutsche Bank AG/New York
NY FRN, Ser. YCD (M)	3.011	12/21/12	5,000,000	5,000,000

CERTIFICATES OF DEPOSIT (14.6%)* continued

	Yield	Maturity	Principal
	(%)	date	amount	Value

Dexia Credit Local/
New York NY	2.950	7/18/08	$4,000,000	$4,000,019
National Australia Bank, Ltd.
(Australia)	2.810	9/18/08	3,000,000	3,000,058
Natixis/New York NY	3.100	7/22/08	2,100,000	2,100,000
Nordea Bank Finland PLC/
New York NY FRN,
Ser. YCD	2.418	7/29/08	4,000,000	3,999,375
Royal Bank of Canada/
New York NY Ser. YCD	2.810	9/26/08	4,300,000	4,300,103
Societe Generale Ser. ECD
(France)	3.100	12/22/08	2,000,000	2,000,000
Societe Generale NA	2.840	9/30/08	1,500,000	1,500,000
Societe Generale/
New York Ser. YCD	2.710	8/12/08	2,500,000	2,500,029
Swedbank AB FRN,
Ser. YCD	2.420	9/8/08	4,000,000	3,998,400
UniCredito Italiano/
New York NY Ser. YCD	3.260	12/24/08	2,700,000	2,700,130
UniCredito Italiano/
New York NY Ser. YCD	3.010	10/21/08	4,000,000	4,000,123
UniCredito Italiano/
New York NY Ser. YCD	2.890	8/13/08	1,000,000	1,000,006
Wachovia Bank NA FRN,
Ser. CD	2.693	1/27/09	2,200,000	2,200,000

Total certificates of deposit (cost $66,299,185)				$66,299,185

SHORT-TERM INVESTMENT FUND (3.4%)* (cost $15,524,079)

			Shares	Value

Putnam Prime Money Market Fund (e)			15,524,079	$15,524,079

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.1%)*

	Yield	Maturity	Principal
	(%)	date	amount	Value

Fannie Mae sr.
unsec. notes FRN	2.747	7/28/09	$3,000,000	$2,999,084
Federal Home Loan Bank
unsec. bonds FRB	2.377	3/13/09	4,000,000	4,000,000
Federal Home Loan Bank
unsec. bonds FRB, Ser. 1	2.505	5/13/09	4,000,000	4,000,000
Freddie Mac
unsec. notes FRN	2.461	9/21/09	3,000,000	3,000,000

Total U.S. government agency obligations (cost $13,999,084)				$13,999,084

12

Putnam VT Money Market Fund

MUNICIPAL BONDS AND NOTES (1.3%)*

	Yield	Maturity		Principal
	(%)	date	Rating**	amount	Value

CO Hsg. & Fin. Auth.
VRDN
(Single Fam.),
Ser. C-1, Class I (M)	2.750	11/1/36	VMIG1	$1,790,000	$1,790,000
(Single Fam.),
Ser. A-1, Class I (M)	2.750	11/1/34	VMIG1	2,465,000	2,465,000
(Single Fam. Mtge.),
Ser. B-2 (M)	2.750	11/1/33	VMIG1	1,580,000	1,580,000

Total municipal bonds and notes (cost $5,835,000)					$5,835,000

Total investments (cost $457,919,275)				$457,919,275

* Percentages indicated are based on net assets of $454,969,235.

** The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at June 30, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2008. Securities rated by Putnam are indicated by“/P.” Securities rated by Fitch are indicated by“/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer’s claims-paying ability available at June 30, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(e) See Note 5 to the financial statements regarding investments in Putnam Prime Money Market Fund.

(M) The security’s effective maturity date is less than one year.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Variable Rate Demand Notes (VRDN), Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2008.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2008 (as a percentage of Portfolio Value):
United States	73.2%
United Kingdom	5.1
Sweden	4.1
Ireland	3.4
India	2.9
Australia	2.4
Norway	2.1
Netherlands	1.8
France	1.8
Canada	1.5
Portugal	0.8
Spain	0.7
Denmark	0.2

Total	100.0%

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2008:

		Other
	Investments in	financial
Valuation inputs	securities	instruments

Level 1	$15,524,079	$—
Level 2	442,395,196	—
Level 3	—	—

Total	$457,919,275	$—

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
13

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

Putnam VT
Money Market
Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$442,395,196
Affiliated issuers (Note 5)	15,524,079
Cash	347,235
Dividends, interest, and other receivables	440,078
Receivable for shares of the fund sold	488,535

Total assets	459,195,123

Liabilities
Payable for securities purchased	3,389,622
Payable for shares of the fund repurchased	196,247
Payable for compensation of Manager (Notes 2 and 5)	426,729
Payable for investor servicing fees (Note 2)	11,811
Payable for custodian fees (Note 2)	5,638
Payable for Trustee compensation and expenses (Note 2)	85,889
Payable for administrative services (Note 2)	1,669
Payable for distribution fees (Note 2)	44,533
Payable for auditing fees	27,315
Other accrued expenses	36,435

Total liabilities	4,225,888

Net assets	$454,969,235

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$455,006,760
Undistributed net investment income (loss) (Note 1)	(19,942)
Accumulated net realized gain (loss) on investments (Note 1)	(17,583)

Total — Representing net assets applicable to capital
shares outstanding	$454,969,235

Computation of net asset value Class IA
Net Assets	$239,477,638
Number of shares outstanding	239,507,179
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$1.00

Computation of net asset value Class IB
Net Assets	$215,491,597
Number of shares outstanding	215,517,957
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$1.00
Cost of investments, (Note 1):
Unaffiliated issuers	$442,395,196
Affiliated issuers (Note 5)	15,524,079

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
14

PUTNAM VARIABLE TRUST

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Putnam VT
Money Market
Fund

Investment income
Interest — unaffiliated issuers	$8,268,528
Interest — affiliated issuers (Note 5)	211,435

Total investment income	8,479,963

Expenses
Compensation of Manager (Note 2)	1,062,853
Investor servicing fees (Note 2)	71,754
Custodian fees (Note 2)	7,439
Trustee compensation and expenses (Note 2)	19,654
Administrative services (Note 2)	15,913
Distribution fees-class IB (Note 2)	285,665
Auditing	33,303
Legal	17,844
Other	50,417
Fees waived and reimbursed by Manager (Notes 2 and 5)	(202,078)

Total expenses	1,362,764

Expense reduction (Note 2)	(744)

Net expenses	1,362,020

Net investment income (loss)	7,117,943

Net increase (decrease) in net assets resulting
from operations	$7,117,943

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
15

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets

	Putnam VT
	Money Market Fund
	Six months ended	Year ended
	June 30	December 31
	2008*	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$7,117,943	$19,881,079
Net realized gain (loss) on investments	—	(17,583)

Net increase (decrease) in net assets
resulting from operations	7,117,943	19,863,496

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(3,832,728)	(10,463,007)
Class IB	(3,305,157)	(9,452,246)
Increase (decrease) from capital share
transactions (Note 4)	29,296,795	25,991,484

Total increase (decrease) in net assets	29,276,853	25,939,727

Net assets:
Beginning of period	425,692,382	399,752,655

End of period	$454,969,235	$425,692,382

Undistributed net investment income (loss),
end of period	$(19,942)	$—

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
16

THIS PAGE LEFT BLANK INTENTIONALLY

17

PUTNAM VARIABLE TRUST

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)	investments	operations	income	investments	distributions	reimbursement	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d)	net assets (%)	(%)

Putnam VT Money Market Fund (Class IA)
June 30, 2008†	$1.00	.0156(i)	—	.0156	(.0157)	—	(.0157)	—	$1.00	1.58*	$239,478	.23* (i)	1.56* (i)	—
December 31, 2007	1.00	.0492(i)	—(h)	.0492	(.0492)	—	(.0492)	—	1.00	5.05	219,558	.46(i)	4.92(i)	—
December 31, 2006	1.00	.0455(i)	—	.0455	(.0455)	—	(.0455)	—	1.00	4.66	205,133	.52(i)	4.56(i)	—
December 31, 2005	1.00	.0275(i)	—	.0275	(.0275)	—	(.0275)	—	1.00	2.79	211,665	.53(i)	2.71(i)	—
December 31, 2004	1.00	.0091(i)	—(h)	.0091	(.0091)	—	(.0091)	—	1.00	.91	264,971	.53(i)	.87(i)	—
December 31, 2003	1.00	.0076	—(h)	.0076	(.0076)	—	(.0076)	—	1.00	.76	457,943.49		.77	—

Putnam VT Money Market Fund (Class IB)
June 30, 2008†	$1.00	.0144(i)	—	.0144	(.0144)	—	(.0144)	—	$1.00	1.45*	$215,492	.35* (i)	1.44* (i)	—
December 31, 2007	1.00	.0467(i)	—(h)	.0467	(.0467)	—	(.0467)	—	1.00	4.79	206,134	.71(i)	4.67(i)	—
December 31, 2006	1.00	.0430(i)	—	.0430	(.0430)	—	(.0430)	—	1.00	4.39	194,620	.77(i)	4.34(i)	—
December 31, 2005	1.00	.0250(i)	—	.0250	(.0250)	—	(.0250)	—	1.00	2.53	134,800	.78(i)	2.54(i)	—
December 31, 2004	1.00	.0066(i)	—(h)	.0066	(.0066)	—	(.0066)	—	1.00	.66	108,012	.78(i)	.66(i)	—
December 31, 2003	1.00	.0051	—(h)	.0051	(.0051)	—	(.0051)	—	1.00	.51	121,504.74		.51	—

† Unaudited.

* Not annualized.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment

(d) Includes amounts paid through expense offset arrangements (Note 2).

(h) Amount represents less than $0.0001 per share.

(i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Notes 2 and 5):

Percentage
of average
net assets

June 30, 2008	0.04%

December 31, 2007	0.09

December 31, 2006	0.05

December 31, 2005	0.03

December 31, 2004	0.02

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
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PUTNAM VARIABLE TRUST

Notes to Financial Statements
June 30, 2008 (Unaudited)

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES

Putnam VT Money Market Fund (the “fund”), is a series of Putnam Variable Trust (the “Trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks to provide as high as a rate of current income as Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam, LLC, believes is consistent with preservation of capital and maintenance of liquidity by investing in a diversified portfolio of high-quality short-term fixed-income securities.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Premiums and discounts from purchases of short-term investments are amortized/accreted at a constant rate until maturity. Gains or losses on securities sold are determined on the identified cost basis.

C) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At December 31, 2007, the fund had a capital loss carryover of $17,583 available to the extent allowed by the Code to offset future net capital gain, if any. This capital loss carryover will expire on December 31, 2015.

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The aggregate identified cost on a financial reporting and tax basis is the same.

D) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

E) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

F) Beneficial interest At June 30, 2008, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 56.0% of the fund is owned by accounts of one group of insurance companies.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND OTHER TRANSACTIONS

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.45% of the first $500 million of average net assets, 0.35% of the next $500 million, 0.30% of the next $500 million, 0.25% of the next $5 billion, 0.225% of the next $5 billion, 0.205% of the next $5 billion, 0.19% of the next $5 billion and 0.18% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through June 30, 2009 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses for the fund’s Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses.

Putnam Management has further agreed to waive fees and reimburse expenses of the fund for the period from January 1, 2007 through June 30, 2008 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses of a custom group of competitive funds selected by Lipper Inc. based on the size of the fund. The expense reimbursement is based on a comparison of the fund’s total expenses with the average operating expenses of the funds in this Lipper custom peer group for their respective 2006 fiscal year, excluding 12b-1 fees and after adjustment for certain expense offset and brokerage service arrangements that reduced expenses of the fund.

For the period ended June 30, 2008, the fund’s expenses were limited to the lower of the limits specified above and accordingly, Putnam Management waived $196,621 of its management fee from the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets were provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

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Putnam Investor Services, a division of Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Putnam Investor Services was paid a monthly fee for investor servicing at an annual rate of 0.03% of the fund’s average net assets. During the period ended June 30, 2008, the fund incurred $71,754 for investor servicing agent functions provided by PFTC.

The fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. For the six months ended June 30, 2008, the fund’s expenses were reduced by $744 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $382, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the “Plan”) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2008, cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $1,015,280,700 and $993,076,321, respectively.

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NOTE 4
CAPITAL SHARES

At June 30, 2008, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

	Six months ended June 30		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT Money Market Fund Class IA
Shares sold	69,059,153	$69,059,153	125,849,767	$125,849,767
Shares issued in connection with reinvestment of distributions	3,832,728	3,832,728	10,463,007	10,463,007

	72,891,881	72,891,881	136,312,774	136,312,774
Shares repurchased	(52,961,138)	(52,961,138)	(121,858,880)	(121,858,880)

Net increase	19,930,743	$19,930,743	14,453,894	$14,453,894

Putnam VT Money Market Fund Class IB
Shares sold	63,568,138	$63,568,138	105,944,086	$105,944,086
Shares issued in connection with reinvestment of distributions	3,305,157	3,305,157	9,452,246	9,452,246

	66,873,295	66,873,295	115,396,332	115,396,332
Shares repurchased	(57,507,243)	(57,507,243)	(103,858,742)	(103,858,742)

Net increase	9,366,052	$9,366,052	11,537,590	$11,537,590

NOTE 5
INVESTMENT IN PUTNAM PRIME MONEY
MARKET FUND

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended June 30, 2008, management fees paid were reduced by $5,457 relating to the fund’s investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the Statement of operations and totaled $211,435 for the period ended June 30, 2008. During the period ended June 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $124,122,385 and $119,559,722, respectively.

NOTE 6
REGULATORY MATTERS AND LITIGATION

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

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NOTE 7
NEW ACCOUNTING PRONOUNCEMENT

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133 (“SFAS 133”), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the fund’s financial statement disclosures.

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Putnam Variable Trust

FUND INFORMATION

Investment Manager
Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Investor Servicing Agent
Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203
1-800-225-1581

Custodian
State Street Bank and Trust Company

Legal Counsel
Ropes & Gray LLP

Trustees
John A. Hill, *Chairman*
Jameson Adkins Baxter, *Vice Chairman*
Charles B. Curtis
Robert J. Darretta
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
Kenneth R. Leibler
Robert E. Patterson
George Putnam, III
Richard B. Worley

PUTNAM INVESTMENTS

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.

252148 8/08

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: August 28, 2008

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: August 28, 2008